UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

iREIT® - MarketVector Quality REIT Index ETF Tailored Shareholder Report

annual shareholder report January 31, 2026

iREIT® - MarketVector Quality REIT Index ETF

TICKER: IRET (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the iREIT® - MarketVector Quality REIT Index ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://iretetf.com/. You can also request this information by contacting us at (833) 216-0499 or by writing to iREIT® - MarketVector Quality REIT Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iREIT® - MarketVector Quality REIT Index ETF	$60	0.60%

Cumulative Performance

(Initial Investment of $10,000)

iREIT - MarketVector Quality REIT Index ETF - NAV - $10,576
S&P 500 Total Return Index - $14,005
iREIT - MarketVector Quality REIT Total Return Index - $10,403
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
3/5/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
8/31/2025
10/31/2025
12/31/2025
1/31/2026

Annual Performance

Returns for the Period Ended January 31, 2026	1 Year	Since Inception 3/5/24
iREIT® - MarketVector Quality REIT Index ETF - at NAV	1.57%	2.98%
iREIT® - MarketVector Quality REIT Total Return Index	0.71%	2.09%
S&P 500® Total Return Index	16.35%	19.29%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://iretetf.com/ for more recent performance information.

How did the Fund perform last year and what affected performance?

During the 1-year reporting period (1/31/2025-1/31/2026) IRET returned 1.57% compared with the S&P 500 that returned 16.35%. IRET also offered a ~4.6–4.7% dividend yield for the same 1-year period.

IRET is an ETF that uses “passive management” (or indexing) approach to track the performance, before fees and expenses, of the iREIT® - MarketVector™ Quality REIT Index (the Index) utilizing proprietary methodology created by Wide Moat Indexes, LLC.

The Index is a rules based index and construction of the Index begins with the election of investments from an initial universe of US-listed equity real estate investment trusts (REITs) across sectors such as healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial and office.

What factors influenced performance?

Rising rates and inflation generated volatility within the REIT sector, however, fundamentals remain steady.

iREIT® - MarketVector Quality REIT Index ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$3,390
Number of Holdings	35
Total Advisory Fee	$22,513
Portfolio Turnover Rate	141%

What did the Fund invest in?

(as of January 31, 2026)

Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of Total Net Assets)
Equinix, Inc.	3.7
EPR Properties	3.6
NETSTREIT Corp.	3.5
Extra Space Storage, Inc.	3.5
Kimco Realty Corp.	3.5
Getty Realty Corp.	3.5
Equity LifeStyle Properties, Inc.	3.5
Sun Communities, Inc.	3.5
CubeSmart	3.5
Federal Realty Investment Trust	3.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://iretetf.com/.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

iREIT® - MarketVector Quality REIT Index ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$13,250	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,350	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Fund, for engagements directed related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

	FYE 1/31/2026	FYE 1/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 1/31/2026	FYE 1/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended January 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$3,350	$495,000	N/A	$498,350
2025	$3,000	N/A	N/A	$3,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026

Tidal Trust II

iREIT® - MarketVector Quality REIT Index ETF       | IRET       | NYSE Arca, Inc.

iREIT® - MarketVector Quality REIT Index ETF

Schedule of Investments	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

REAL ESTATE INVESTMENT TRUSTS - 99.3% (a)	Shares	Value
Real Estate - 99.3%
Alexandria Real Estate Equities, Inc.	1,214	$66,333
American Homes 4 Rent - Class A	3,659	114,600
American Tower Corp.	626	112,229
Americold Realty Trust, Inc.	4,539	56,329
Apple Hospitality REIT, Inc.	4,794	55,802
Centerspace	921	59,193
CubeSmart	3,132	117,544
EastGroup Properties, Inc.	618	112,254
EPR Properties	2,233	121,118
Equinix, Inc.	154	126,423
Equity LifeStyle Properties, Inc.	1,874	118,381
Extra Space Storage, Inc.	870	120,034
Federal Realty Investment Trust	1,157	117,042
First Industrial Realty Trust, Inc.	963	55,883
Getty Realty Corp.	3,965	118,395
Healthpeak Properties, Inc.	3,399	58,599
Invitation Homes, Inc.	4,262	113,923
Kimco Realty Corp.	5,626	118,596
Kite Realty Group Trust	4,954	116,369
National Storage Affiliates Trust	1,906	60,630
NETSTREIT Corp.	6,379	120,180
NNN REIT, Inc.	1,422	59,255
Outfront Media, Inc.	4,766	115,909
Prologis, Inc.	870	113,587
Public Storage	422	116,552
Realty Income Corp.	996	60,915
Rexford Industrial Realty, Inc.	2,766	112,106
SBA Communications Corp.	596	109,730
Sun Communities, Inc.	924	117,745
Sunstone Hotel Investors, Inc.	12,401	108,757
Terreno Realty Corp.	1,813	111,572
UMH Properties, Inc.	3,605	56,346
VICI Properties, Inc.	4,065	114,145
Welltower, Inc.	591	111,321
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,499,371)		3,367,797

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.61% (b)	19,362	19,362
TOTAL MONEY MARKET FUNDS (Cost $19,362)		19,362

TOTAL INVESTMENTS - 99.9% (Cost $3,518,733)		3,387,159
Other Assets in Excess of Liabilities - 0.1%		2,515
TOTAL NET ASSETS - 100.0%		$3,389,674

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	1

Statement of Assets
and Liabilities	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

ASSETS:
Investments, at value (Note 2)	$3,387,159
Dividends receivable	4,233
Cash	2
Total assets	3,391,394

LIABILITIES:
Payable to Adviser (Note 4)	1,720
Total liabilities	1,720
NET ASSETS	$3,389,674

NET ASSETS CONSISTS OF:
Paid-in capital	$3,764,213
Total distributable earnings (accumulated losses)	(374,539)
Total net assets	$3,389,674

Net assets	$3,389,674
Shares issued and outstanding (a)	175,000
Net asset value per share	$19.37

COST:
Investments, at cost	$3,518,733

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	2

Statement of Operations	iREIT® - MarketVector Quality REIT Index ETF

For the Year Ended January 31, 2026

INVESTMENT INCOME:
Dividend income	$147,002
Total investment income	147,002

EXPENSES:
Investment advisory fee (Note 4)	22,513
Total expenses	22,513
NET INVESTMENT INCOME	124,489

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(76,033)
In-kind redemptions	(20,567)
Net realized gain (loss)	(96,600)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,507)
Net change in unrealized appreciation (depreciation)	(12,507)
Net realized and unrealized gain (loss)	(109,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,382

The accompanying notes are an integral part of these financial statements.	3

Statements of Changes
in Net Assets	iREIT® - MarketVector Quality REIT Index ETF

	Year ended January 31, 2026	Period ended January 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$124,489	$110,634
Net realized gain (loss)	(96,600)	3,024
Net change in unrealized appreciation (depreciation)	(12,507)	(119,068)
Net increase (decrease) in net assets from operations	15,382	(5,410)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(124,489)	(110,634)
From return of capital	(69,631)	(31,664)
Total distributions to shareholders	(194,120)	(142,298)

CAPITAL TRANSACTIONS:
Shares sold	–	6,872,543
Shares redeemed	(1,445,253)	(1,711,170)
Net increase (decrease) in net assets from capital transactions	(1,445,253)	5,161,373

NET INCREASE (DECREASE) IN NET ASSETS	(1,623,991)	5,013,665

NET ASSETS:
Beginning of the period	5,013,665	–
End of the period	$3,389,674	$5,013,665

SHARES TRANSACTIONS
Shares sold	–	325,000
Shares redeemed	(75,000)	(75,000)
Total increase (decrease) in shares outstanding	(75,000)	250,000

(a)       Inception date of the Fund was March 5, 2024.

The accompanying notes are an integral part of these financial statements.	4

Financial Highlights	iREIT® - MarketVector Quality REIT Index ETF

For a share outstanding throughout the periods presented

	Year ended	Period ended
	January 31,	January 31,
	2026	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.05	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.64	0.68
Net realized and unrealized gain (loss) on investments (c)	(0.35)	0.16
Total from investment operations	0.29	0.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.61)
Return of capital	(0.35)	(0.18)
Total distributions	(0.97)	(0.79)
Net asset value, end of period	$19.37	$20.05

TOTAL RETURN (d)	1.57%	4.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,390	$5,014
Ratio of expenses to average net assets (e)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets (e)	3.32%	3.59%
Portfolio turnover rate (d)(f)	141%	126%

(a)	Inception date of the Fund was March 5, 2024.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	5

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

NOTE 1 – ORGANIZATION

The iREIT® - MarketVector Quality REIT Index ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on March 5, 2024.

The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the iREIT®- MarketVector™ Quality REIT (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”) listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$3,367,797	$—	$—	$3,367,797
Money Market Funds	19,362	—	—	19,362
Total Investments	$3,387,159	$—	$—	$3,387,159

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of January 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as Income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for

7

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (the “NYSE”) or the New York Stock Exchange is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These differences are primarily due to adjustments for redemptions in-kind. For the year ended January 31, 2026, the following table shows the reclassification made:

Total Distributable Earnings/(Accumulated
Paid-In Capital	Losses)
$(25,209)	$25,209

NOTE 3 – PRINCIPAL INVESTMENT RISKS

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

8

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in residential REITs and real estate-related securities. Investing in residential REITs and real estate related securities may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in residential REITs and real estate-related securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Concentration Risk. The Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, for its services, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.60%. Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the year ended January 31, 2026 are disclosed in the Statement of Operations.

The Adviser has entered into a fund sponsorship agreement with Wide Moat Indexes, LLC (“Moat”) under which Moat assumes all or a portion of the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although Moat has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Fund to pay such expenses. Moat will also provide marketing support for the Fund, including hosting the Fund’s website and preparing marketing materials related to the Fund. For these services and payments, in exchange for these assumptions and services, Moat will receive all of the profits, if any, generated by the Fund’s unitary management fee less a contractual fee retained by the Adviser. Moat does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs or arranges for various administrative, compliance and management services (other than investment advisory services) for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, management

9

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

(other than investment advisory services) and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $5,331,863 and $5,349,475, respectively.

For the year ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Fund were $0 and $1,437,279, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended January 31, 2026 and the prior fiscal period ended January 31, 2025, were as follows:

Distributions paid from:	January 31, 2026	January 31, 2025
Ordinary Income	$ 124,489	$ 110,634

10

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

Return of Capital	$ 69,631	$ 31,664

As of the fiscal year ended January 31, 2026, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$3,519,782

Gross tax unrealized appreciation	128,509

Gross tax unrealized depreciation	(261,132)

Net tax unrealized appreciation (depreciation)	(132,623)

Undistributed ordinary income (loss)	—

Undistributed long-term capital gain (loss)	—

Total distributable earnings (accumulated losses)	—

Other accumulated gain (loss)	(241,916)

Total distributable earnings (accumulated losses)	$(374,539)

(a)	The difference between book and tax-basis cost of investments is primarily due to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.

As of the fiscal year ended January 31, 2026, the Fund did not elect to defer any post-October losses or late-year losses.

As of the fiscal year ended January 31, 2026, the Fund did not have long-term capital loss carryovers and had $241,916 of short-term capital loss carryovers, which do not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

11

Notes to the Financial Statements	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

12

Report of Independent Registered Public Accounting Firm	iREIT® - MarketVector Quality REIT Index ETF

To the Shareholders of iREIT – MarketVector Quality REIT Index ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iREIT – MarketVector Quality REIT Index ETF (the “Fund”), a series of Tidal Trust II, as of January 31, 2026, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended January 31, 2026 and for the period from March 5, 2024 (commencement of operations) through January 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 1, 2026

13

Additional Information (Unaudited)	iREIT® - MarketVector Quality REIT Index ETF

January 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

iREIT® - MarketVector Quality REIT Index ETF	8.57%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended January 31, 2026, were as follows:

iREIT® - MarketVector Quality REIT Index ETF	7.85%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended January 31, 2026, were as follows:

iREIT® - MarketVector Quality REIT Index ETF	0.00%

14

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

• the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with each ETF. The Board also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser based on its experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that the Fund may have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it wasn’t difficult to fairly benchmark performance against peers and also took into account that the Fund may have had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record. The Board reviewed the Fund’s performance on a case-by-case basis. The Board also took into account that the Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of the Fund’s performance track record as of May 30, 2025, is provided below:

For iREIT ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that the Fund may have had distinctive investment strategies and styles which resulted in the Fund being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to the Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For iREIT ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Fund.

The Board also considered that the Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits.

The Board discussed that as the Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to approve renewal of the Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.